Debt (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Sep. 29, 2011	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Contingent Payment of Principal or Interest		The principal amount of the Loan was payable quarterly as follows:2.5% on January 5, 2013 through October 5, 2013; 3.75% on January 5, 2014 through October 5, 2014; 6.25% on January 5, 2015 through October 5, 2015; 12.5% on January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date.
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		8.50%
Other Long-Term Debt		$ 57,000	$ 45,000
Proceeds from Issuance of Long-term Debt, Total		13,000,000	0
Debt Instrument, Description		Company is required to prepay the outstanding amount of the New Loan from excess cash flow (Cash Flow Recapture) for each fiscal year commencing with the year ending December 31, 2014 in arrears in an amount equal to twenty percent (20%) of such Cash Flow Recapture.
Gains (Losses) on Extinguishment of Debt		(1,351,000)	422,000
Debt Instrument, Unamortized Deferred Costs And Discount		381,000
Acceleration of Loan Discount		781,000
Debt Related Commitment Fees and Debt Issuance Costs		189,000
Debt Instrument, Maturity Date, Description		(i) the fair market value of the common stock on the Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the common stock is less than $4.50 as adjusted, IM Ready will have the option to extend the maturity of the Seller Note to the Subsequent Maturity Date. If the maturity date of the Seller Note is so extended, IM Ready will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the common stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of common stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the common stock on the Subsequent Maturity Date. In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of common stock obtained by dividing the principal amount to be converted by the fair market value of the common stock at the time of the conversion, so long as the fair market value of our common stock is at least $4.50.
Other Notes Payable, Noncurrent		5,045,000	6,306,000
Interest Expense, Debt		882,000	1,148,000
Prepayment Fee Percentage		1.50%
Restructure Of Seller Note		337,000	0
Liabilities, Current		2,411,000	3,136,000
Long-term Debt		24,783,000	30,396,000
QVC Earn-Out [Member]
Debt Instrument [Line Items]
Earn Out Payments		2,800,000
Seller Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	7,377,000
Stated Interest Rate on Note Payable	0.25%	0.25%
Subordinated Borrowing, Interest Rate	9.25%	6.44%
Debt Instrument, Unamortized Discount	1,740,000
Unamortization of Debt Discount (Premium)		576,000	541,000
Imputed Annual Interest Rate	9.00%
Initial Outstanding Value of Long-term Debt or Borrowing	5,637,000
Initial Prepaid Interest	123,000
Other Notes Payable, Noncurrent		5,045,000	6,306,000
Interest Expense, Debt		617,000	579,000
Restructure Of Seller Note		337,000
Seller Note [Member] | Midmarket Capital Partners Llc [Member]
Debt Instrument [Line Items]
Long-term Debt, Principal Payments	13,500,000
IM Ready Made LLC [Member]
Debt Instrument [Line Items]
Other Long-Term Debt		500,000
Earn Out Payments		6,700,000	11,500,000
Repayment Of Contingent Obligation		315,000
IM Ready Made LLC [Member] | QVC Earn-Out [Member]
Debt Instrument [Line Items]
Earn Out Payments		2,800,000
Earn-Out Obligation [Member]
Debt Instrument [Line Items]
Exercise Price of Common Stock		$ 4.50
Royalty Earn Out Value		7,500,000
Earn Out Payments		3,900,000
Gain on Reduction of Contingent Obligations		5,100,000	6,300,000
Liabilities, Current			300,000
Long-term Debt		3,600,000	8,700,000
QVC Inc [Member]
Debt Instrument [Line Items]
Business Acquisitions, Net Royalty Income		2,500,000
Business Acquisition, Description of Acquired Entity		stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the “QVC Earn-out’). The current term of the QVC Agreement, as amended runs through September 30, 2020.
Royalty Revenue, Total		$ 2,500,000
Hapoalim B.M [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		4.44%